SEGMENT AND GEOGRAPHIC INFORMATION (Details)	12 Months Ended
Dec. 31, 2024
Geographic Concentration Risk | Sales Revenue | United States
SEGMENT AND GEOGRAPHIC INFORMATION
Revenue percentage	46.00%